Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Accounts payable and accrued liabilities [Text Block]
7.	Accounts payable and accrued liabilities

	December 31,	December 31,
	2018	2017
	$	$

Trade and other payables	649	2,335
Accrued liabilities	11,344	10,363
Due to related parties	903	1,394
	12,896	14,092

Amounts due to related parties include cash-settled DSUs and expense reimbursements.